Derivative Liabilities (Details 2) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Embedded Conversion Features - Convertible Debt
Balances, as of the beginning of the year	$ 87,571			$ 0	$ 227,163
Derivative liabilities recorded upon issuance of convertible debt	141,667
Derivative liabilities derecognized upon debt conversion	(1,138,404)	$ 100,000	$ 354,000	483,331	6,698
Net changes in fair value included in net loss	1,334,518			(392,705)	(57,041)
Ending balance	425,352
Extinguishment due to conversion of debt instruments				(3,055)	(176,820)
Embedded Conversion Features - Preferred Stock
Balances, as of the beginning of the year	4,751			0	0
Derivative liabilities removed upon preferred stock conversion	(191,927)
Derivative liabilities recorded upon issuance preferred stock	288,435
Ending balance				87,571	0
Net changes in fair value included in net loss	13,082			(180,249)	0
Ending balance	114,341			4,751	0
Total ending balance	$ 539,693			92,322	0
Embedded Conversion Features - Common Debt
Derivative liabilities recorded upon issuance of preferred stock				207,067	0
Extinguishment due to conversion of preferred stock				$ (22,067)	$ 0